Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2023
Loss Contingencies [Line Items]
Maximum total royalty payments	$ 1.0
Guaranteed minimum payment of royalty		$ 0.2
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of cumulative net sales	3.00%
Cumulative net sales	$ 5.0
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of cumulative net sales	1.00%
Cumulative net sales	$ 5.0